Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic Earnings (loss) per common share:
Distributed earnings									$ (129,211)	$ (293,746)	$ (52,489)
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic									0	3	814
Preferred Stock Dividends and Other Adjustments									0	3	191
Undistributed income (loss) available to common shareholders									$ 277,545	$ 266,180	$ 222,882
Weighted average number of common shares outstanding:									94,899,000	90,708,000	82,248,000
Earnings Per Share, Basic, Distributed									$ 1.36	$ 3.24	$ 0.64
Cash dividends declared per common share	$ 0.38	$ 0.34	$ 0.34	$ 0.30					1.36	3.08	0.64
Undistributed earnings (loss) per common share									2.92	2.93	2.71
Basic earnings (loss) per common share	$ 0.14	$ 1.61	$ 1.40	$ 1.11	$ 1.34	$ 1.85	$ 1.88	$ 1.07	$ 4.28	$ 6.17	$ 3.35
Diluted earnings (loss) per common share:
Net income attributable to Western Refining, Inc.	$ 13,545	$ 153,303	$ 133,919	$ 105,989	$ 130,935	$ 186,749	$ 156,696	$ 85,546	$ 406,756	$ 559,926	$ 275,994
Tax effected interest related to convertible debt									0	8,010	16,864
Net income (loss) available to common shareholders, assuming dilution									$ 406,756	$ 567,936	$ 292,858
Weighted average number of diluted shares outstanding									94,999,000	101,190,000	104,904,000
Diluted earnings per common share	$ 0.14	$ 1.61	$ 1.40	$ 1.11	$ 1.33	$ 1.84	$ 1.56	$ 0.88	$ 4.28	$ 5.61	$ 2.79
Incremental Common Shares Attributable to Share-based Payment Arrangements									100,000	133,000	156,000
Weighted Average Number of Shares, Restricted Stock									884	300,490
Incremental Common Shares Attributable to Conversion of Debt Securities									0	10,349,000	22,500,000